Document And Entity Information	Feb. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2024
Entity Registrant Name	MARPAI, INC.
Entity Central Index Key	0001844392
Entity Emerging Growth Company	true
Entity File Number	001-40904
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1916231
Entity Address, Address Line One	615 Channelside Drive, Suite 207
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	646
Local Phone Number	303-3483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MRAI
Security Exchange Name	NASDAQ